8. Inventories (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Inventories Details Narrative
Provision for obsolete and slow moving inventories	$ 10	$ 209